Contingent Liabilities - Additional Information (Detail) (ZAR) In Millions, unless otherwise specified	Mar. 31, 2008 Randgold and Exploration Summons	Dec. 31, 2010 South Deep Gold Mine
Commitments and Contingencies Disclosure [Line Items]
Randgold and Exploration summons, highest claims	12,000
Randgold and Exploration summons, lowest claims	11,000
Randgold and Exploration summons, alternative claims	519
GFO interest in the South Deep Mine		50.00%